Fair value of financial instruments - Summary of Net Interest Income From Financial Instruments (Parenthetical) (Detail) - CAD ($) $ in Millions	3 Months Ended		9 Months Ended
	Jul. 31, 2020	Jul. 31, 2019	Jul. 31, 2020	Jul. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Insurance premiums, investment and fee income	$ 2,212	$ 1,463	$ 4,403	$ 4,557
Dividend income	811	614	2,033	1,508
Interest expenses on lease liabilitites	31		94
Interest income [member]
Disclosure of detailed information about financial instruments [line items]
Insurance premiums, investment and fee income	133	123	388	366
Interest expense [member]
Disclosure of detailed information about financial instruments [line items]
Insurance premiums, investment and fee income	$ 2	$ 1	$ 5	$ 3